Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Forum Funds
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000012485
Shareholder Report [Line Items]
Fund Name	Lisanti Small Cap Growth Fund
Trading Symbol	ASCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lisanti Small Cap Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Lisanti Small Cap Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://lisantismallcap.com/investing-in-the-fund. You can also request this information by contacting us at (800) 441-7031.

Additional Information Phone Number	(800) 441-7031
Additional Information Website	https://lisantismallcap.com/investing-in-the-fund
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lisanti Small Cap Growth Fund	$72	1.34%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

Performance of the Fund in the first half of 2024 was driven by individual stock selection. The Fund’s investment process focuses on companies that have individual, idiosyncratic drivers of growth and are showing or on the path to show strong operating leverage. The Consumer Discretionary, Healthcare and Industrials sectors were the greatest contributors to outperformance, while Financials and Communications Services detracted modestly from performance. The focus in Consumer Discretionary was on companies that have transformed their business models to adapt to the new environment, and that offer a very strong value proposition to a more discerning and disciplined consumer, such as Modine Manufacturing, Abercrombie & Fitch and Freshpet. In Healthcare, the Fund benefited from companies with very strong growth profiles that offer innovative therapies and/or devices to solve significant medical challenges, such as Viking Therapeutics, TransMedics Group, and PROCEPT BioRobotics. In Industrials, the team focused on companies that solved critical issues, such as FTAI Aviation, which provides parts to the aerospace industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Lisanti Small Cap Growth Fund	Russell 2000® Index	Russell 2000 Growth Index
06/30/14	$10,000	$10,000	$10,000
09/30/14	$9,507	$9,264	$9,387
12/31/14	$10,473	$10,165	$10,331
03/31/15	$11,060	$10,604	$11,016
06/30/15	$11,859	$10,649	$11,234
09/30/15	$10,674	$9,379	$9,767
12/31/15	$10,454	$9,717	$10,189
03/31/16	$9,535	$9,569	$9,711
06/30/16	$9,623	$9,932	$10,026
09/30/16	$10,713	$10,830	$10,951
12/31/16	$11,219	$11,787	$11,342
03/31/17	$11,866	$12,078	$11,948
06/30/17	$12,656	$12,375	$12,473
09/30/17	$13,441	$13,077	$13,248
12/31/17	$14,336	$13,513	$13,856
03/31/18	$14,824	$13,502	$14,174
06/30/18	$16,280	$14,549	$15,200
09/30/18	$18,239	$15,069	$16,039
12/31/18	$14,064	$12,025	$12,566
03/31/19	$16,534	$13,779	$14,721
06/30/19	$17,567	$14,067	$15,125
09/30/19	$16,510	$13,730	$14,494
12/31/19	$17,669	$15,094	$16,145
03/31/20	$13,787	$10,473	$11,986
06/30/20	$19,155	$13,135	$15,651
09/30/20	$21,071	$13,783	$16,772
12/31/20	$27,007	$18,107	$21,737
03/31/21	$28,507	$20,407	$22,797
06/30/21	$29,824	$21,283	$23,690
09/30/21	$29,022	$20,355	$22,351
12/31/21	$29,892	$20,791	$22,353
03/31/22	$25,584	$19,226	$19,530
06/30/22	$19,087	$15,920	$15,770
09/30/22	$19,168	$15,572	$15,808
12/31/22	$18,720	$16,542	$16,461
03/31/23	$19,618	$16,995	$17,461
06/30/23	$20,174	$17,879	$18,692
09/30/23	$17,952	$16,962	$17,324
12/31/23	$19,536	$19,342	$19,533
03/31/24	$22,206	$20,344	$21,014
06/30/24	$22,856	$19,677	$20,400

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Lisanti Small Cap Growth Fund	13.30%	5.41%	8.62%
Russell 2000® Index	10.06%	6.94%	7.00%
Russell 2000 Growth Index	9.14%	6.17%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely aligns with the Fund’s investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 26,328,534
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 34,675
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$26,328,534
# of Portfolio Holdings	88
Portfolio Turnover Rate	101%
Investment Advisory Fees (Net of fees waived)	$34,675

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	27.3%
Information Technology	25.0%
Health-Care	20.6%
Consumer Discretionary	14.8%
Consumer Staples	4.2%
Energy	3.7%
Materials	2.0%
Financials	1.2%
Communication Services	1.2%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)*

FTAI Aviation, Ltd.	2.70%
Q2 Holdings, Inc.	2.43%
Freshpet, Inc.	2.37%
PROCEPT BioRobotics Corp.	2.25%
Ollie's Bargain Outlet Holdings, Inc.	2.19%
Federal Signal Corp.	1.98%
TransMedics Group, Inc.	1.90%
FormFactor, Inc.	1.86%
Credo Technology Group Holding, Ltd.	1.81%
SPX Technologies, Inc.	1.81%

* excluding cash equivalents

Updated Prospectus Web Address	https://lisantismallcap.com/investing-in-the-fund